SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Redeemable Non-Controlling Interests
The following table provides a reconciliation of the beginning and ending amount of the redeemable non-controlling interests for the year ended December 31, 2018:

Balance as of January 1, 2018	$-

Redeemable non-controlling interests at the acquisition of ESC BAZ	1,533
Adjustment to the redemption value of redeemable non-controlling interests	227
Net income attributable to redeemable non-controlling interests	95
Foreign currency translation adjustments	(100)

Balance as of December 31, 2018	$1,755

Schedule of Annual Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	15 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
Intangible assets were amortized based on the straight-line method or acceleration method, at the following weighted average annual rates:

%

Patents	10
Technology	12.5-26.7
Customer relationships	10.3-36.4
Backlog	50-100

Schedule of Fair Value Assumptions for Stock Options
The following assumptions were used in the Binomial option pricing model for the years ended December 31, 2018 and 2016 (no options were granted in 2017):

	2018	2016

Dividend yield	0%	0%
Expected volatility	37.11%-43.98%	27.72%-46.02%
Risk-free interest	2.5%-2.86%	0.61%-1.59%
Contractual term	5-7 years	5-7 years
Forfeiture rate	10%	10%
Suboptimal exercise multiple	1.32-1.33	1.41

Schedule of Product Warranty Accrual
The following table provides the detail of the change in the Company's warranty accrual, which is a component of other accrued liabilities in the consolidated balance sheets for the years ended December 31, 2018 and 2017:

	December 31,
	2018	2017

Warranty provision, beginning of year	$1,281	$1,197
Charged to costs and expenses relating to new sales	569	230
Costs of warranties granted	(365)	(251)
Foreign currency translation adjustments	(125)	105

Warranty provision, end of year	$1,360	$1,281

Schedule of Changes in Allowance for Doubtful Accounts
Changes in the Company's allowance for doubtful accounts during the three years period ended December 31, 2018 are as follows:

	Year ended December 31,
	2018	2017	2016

Balance at the beginning of the year	$1,557	$2,064	$2,331
Doubtful debt expenses during the year	1,453	299	429
Customers write-offs/collection during the year, net	(204)	(957)	(706)
Exchange rate	(55)	151	10

	$2,751	$1,557	$2,064

Schedule of Accumulated Other Comprehensive Income
The total accumulated other comprehensive loss, net was comprised as follows:

	December 31,
	2018	2017	2016

Foreign currency translation adjustments	$(1,827)	$(87)	$(1,923)

Total accumulated other comprehensive loss	$(1,827)	$(87)	$(1,923)